Cover	Aug. 01, 2025
Entity Addresses [Line Items]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Aug. 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36708
Entity Registrant Name	Windstream Parent, Inc.
Entity Central Index Key	0002020795
Entity Tax Identification Number	88-2262564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2101 Riverfront Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	850-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	UNIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Windstream Parent, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4005 Rodney Parham Road
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72212